Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Variable Interest Entities [Line Items]
Total current assets	$ 2,326,262	$ 1,869,336
Total assets	2,924,979	2,354,834	$ 1,951,537
Total current liabilities	1,202,681	918,190
Total liabilities	1,204,901	920,172
Net revenues	1,799,509	1,478,348	1,246,766
Net income	274,457	224,884	193,013
Net cash provided by operating activities	618,137	517,894	374,145
Net cash used in investing activities	(672,264)	(309,737)	(173,417)
Net cash provided by financing activities	9,349	5,503	(44,297)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	1,590,750	1,262,811
Total non-current assets	488,709	381,262
Total assets	2,079,459	1,644,073
Total current liabilities	1,137,288	860,877
Total non-current liabilities	2,174	1,432
Total liabilities	1,139,462	862,309
Net revenues	1,777,864	1,443,851	1,221,101
Net income	333,456	313,828	265,485
Net cash provided by operating activities	450,196	450,848	357,893
Net cash used in investing activities	(459,532)	(286,235)	$ (167,847)
Net cash provided by financing activities	$ 8,807	$ 69,747